Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Cash flow from operating activities
Net Profit/ (loss)		₨ (2,322)	$ (28.3)	₨ (2,126)	₨ (4,201)
Adjustments to reconcile net (loss)/profit to net cash provided by/(used in) operating activities:
Income taxes and deferred tax		1,614	19.6	457	(329)
Depreciation and amortization		4,024	49.0	3,667	3,202
Impairment loss//(reversal)		1,279	15.6	(80)	3,255
Amortization of derivative instrument		1,726	21.0	1,576	1,918
Loss on disposal of property plant and equipment		242	2.9	167	32
Share based compensation		(629)	(7.7)	(295)	1,001
Amortization of debt financing costs		336	4.1	1,107	369
Employee benefit		(3)	0.0	13	45
ARO accretion		83	1.0	46	42
Interest income from investments		(41)	(0.5)
Non-cash rent expense		121	1.5	354	169
Allowance for doubtful accounts/ credit losses (net)		551	6.7	(97)	294
Loan prepayment charges				1,608	257
Foreign exchange loss/(gain), net		157	1.9	(33)	7
Change in Operating lease right-of-use assets		(349)	(4.2)	(809)	(371)
Change in Operating lease liabilities		213	2.6	497	125
Changes in operating assets and liabilities
Accounts receivable, net		(916)	(11.1)	(1,057)	(874)
Prepaid expenses and other current assets		388	4.7	(862)	20
Inventory		(13)	(0.2)
Other assets		273	3.3	(3,565)	112
Accounts payable		(994)	(12.1)	347	(176)
Interest payable		108	1.3	(520)	(83)
Deferred revenue		1,349	16.4	3,184	224
Other liabilities		760	9.2	1,018	(61)
Net cash provided by operating activities		7,957	96.7	4,597	4,977
Cash flows from investing activities
Purchase of property plant and equipment		(5,953)	(72.4)	(40,869)	(18,909)
Purchase of software		3	0.0	(21)	(10)
Investment		(362)	(4.4)	(94)
Proceeds from disposal of subsidiaries		54	0.7	1,557
Net cash used in investing activities		(6,258)	(76.1)	(39,427)	(18,919)
Cash flows from financing activities
Proceeds from issuance of Green Bonds				30,285
Proceeds from term and other debt		3,104	37.8	84,663	25,510
Repayment of Green bonds		(5,175)	(63.0)	(37,069)
Repayments of term and other debt	[1]	(2,047)	(24.9)	(52,953)	(10,563)
Loan prepayment charges				(1,608)	(257)
Proceeds from issuance of equity shares				18,622	402
Net cash provided by financing activities		(4,118)	(50.1)	41,940	15,092
Effect of exchange rate changes on cash and cash equivalents, and restricted cash		80	0.9	38	8
Net increase in cash and cash equivalents, and restricted cash (refer note 2 (f))		(2,419)	(29.5)	7,110	1,150
Cash and cash equivalents and restricted cash at the beginning of the period		23,306	283.6	16,158	15,517
Less: Cash and cash equivalents and restricted cash, held for sale					(517)
Cash and cash equivalents and restricted cash at the end of the period		20,967	255.0	23,306	16,158
Supplemental disclosure of cash flow information
Cash paid during the year for interest		9,781	119.0	10,656	8,918
Cash paid during the year for income taxes		₨ 986	$ 12.0	₨ 1,011	₨ 488

[1]	Includes INR 2,117 million, INR 1,840 million and INR 1,851 million (US$22.5 million) paid towards hedging costs for Solar Green Bonds for the year ended March 31, 2021, 2022, and 2023, respectively.